Other non-operating (income) expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Non Operating Income Expenses [Abstract]
Summary of other non-operating (income) expenses

	Year ended
	December 31, 2021	December 31, 2020
Gain on sale of loan book	—	(1,676)
Credit facility prepayment and related expenses	—	2,608
Convertible debenture early conversion	—	927
Gain on amendment of debentures	—	(765)
Government grants	(1,597)	(3,201)
Direct offering transaction costs allocated to derivative financial liabilities	2,260	—
Acquisition costs, restructuring and other	3,437	938

	4,100	(1,169)